Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 - Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of September 30, 2017 and December 31, 2016:

	Fair value measured at September 30, 2017
	Total carrying value at September 30, 2017	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Digital Currencies	$2	$2	-	-

Liabilities
Derivative liabilities	$4,341,334	-	-	$4,341,334

	Fair value measured at December 31, 2016
	Total carrying value at December 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Digital Currencies	$199	$199	-	-

Liabilities
Derivative liabilities	$23,231,938	-	-	$23,231,938
Derivative liabilities for shortfall of shares	14,915,419	-	-	14,915,419
Convertible notes inclusive of derivative liabilities	3,283,034	-	-	3,283,034

There were no transfers between Level 1, 2 or 3 during the three months ended September 30, 2017.

The following table presents additional information about Level 3 assets and liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for assets and liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2017:

Derivative liabilities balance - January 1, 2017	$23,231,938
Conversion of warrant liabilities	(51,325,017)
Fair value adjustments for warrant liabilities	40,338,368
Cashless warrant exercise	(11,638,566)
Loss on issuance of Preferred C	2,809,497
Net proceeds from May fund raising	925,114
Derivative liabilities balance - September 30, 2017	$4,341,334

Derivative liabilities for shortfall of shares balance - January 1, 2017	$14,915,419
Conversion of shortfall shares liabilities	(14,915,419)
Derivative liabilities for shortfall of shares balance - September 30, 2017	$-

Convertible notes at fair value - January 1, 2017	$3,283,034
Conversion of convertible notes	(20,132,105)
Change in fair value of convertible notes (including OID discount)	16,849,071
Convertible notes at fair value - September 30, 2017	$-

The Company’s derivative liabilities are measured at fair value using the Monte Carlo simulation valuation methodology. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the nine months ended September 30, 2017 is as follows:

Warrant Liabilities

Date of valuation	March 2, 2017	May 24, 2017	September 30, 2017
Strike Price	0.025 - 18.000	0.085	0.025 - 18.000
Volatility	186.7% - 208.3%	210.10% - 254.70%	207.65% - 295.61%
Risk-free interest rate	1.25% - 1.83%	1.24% - 1.79%	1.34% - 1.87%
Contractual life (in years)	1.79 to 3.79	1.52 to 5.00	1.17 to 4.65
Dividend yield (per share)	0	0	0

Convertible Notes at Fair Value

Date of valuation	March 2, 2017
Strike Price	0.32
Volatility	267.8%
Risk-free interest rate	0.68%
Dividend yield (per share)	0

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.

Note 10 – Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2016 and 2015:

	Fair value measured at December 31, 2016
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$199	$199

Liabilities
Derivative liabilities	$23,231,938			$23,231,938
Derivative liabilities for shortfall of shares	$14,915,419			$14,915,419
Convertible notes at fair value	$3,283,034			$3,283,034

	Fair value measured at December 31, 2015
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets
Digital Currencies	$17,036	$17,036	$-	$-

Liabilities
Derivative liabilities	$3,794,153			$3,794,153
Convertible notes at fair value	1,781,156	-	-	1,781,156

There were no transfers between Level 1, 2 or 3 during the years ended December 31, 2016 and 2015.

The following table presents additional information about Level 3 assets and liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for assets and liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the years ended December 31, 2016 and 2015:

Derivative liabilities Balance - January 1, 2015	$-
Fair value of derivative liability on date of issuance (January 19, 2015)	952,600
Fair value of derivative liability on date of issuance (April 20, 2015)	2,843,811
Fair value of derivative liability on date of issuance (April 20, 2015)	537,152
Change in fair value of derivative liability	(482,666)
Cashless warrants exercise related to derivative liability (October 15, 2015)	(56,744)
Derivative liabilities Balance - December 31, 2015	$3,794,153
Change in fair value of derivative liability	(5,921,409)
Reclassification from derivative liability	92,601
Fair value adjustments for warrant liabilities	25,266,593
Derivative liabilities Balance - December 31, 2016	$23,231,938

Convertible notes at fair value Balance - January 1, 2015	$-
Fair value of senior convertible notes on date of issuance (December 16, 2015)	1,777,408
Change in fair value of senior convertible notes	3,748
Convertible notes at fair value - December 31, 2015	$1,781,156
Addition of convertible notes	320,002
Conversion of notes into common stock	4,208,546
Gain on extinguishment of debt	(837,369)
Change in fair value of convertible notes (including OID discount)	(2,096,700)
Reclassification to derivative liability	(92,601)
Convertible notes at fair value - December 31, 2016	$3,283,034

Derivative liabilities for shortfall of shares Balance - January 1, 2016	$-
Change in fair value of derivative liability shortfall of shares	14,915,419
Derivative liabilities for shortfall of shares Balance - December 31, 2016	$14,915,419

The Company’s derivative liabilities are measured at fair value using the Monte Carlo simulation valuation methodology. A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended December 31, 2016 is as follows:

Warrant Liabilities

Date of valuation	December 31, 2016
Strike Price	0.03 - 60.0
Volatility	118% - 230%
Risk-free interest rate	0.35% - 2.23%
Contractual life (in years)	0.10 to 3.96
Dividend yield (per share)	0

Derivative Liabilities for shortfall of shares

Date of valuation	December 31, 2016
Strike Price	0.0252
Volatility	268.69%
Risk-free interest rate	1.78%
Contractual life (in years)	3.75
Dividend yield (per share)	0%

Senior Convertible Notes at Fair Value

Date of valuation	December 31, 2016
Strike Price	0.0252
Volatility	300.42% - 328.04%
Risk-free interest rate	0.51% - 0.63%
Dividend yield (per share)	0%

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.